Subsequent events - Narrative (Details) R$ in Thousands, $ in Thousands		12 Months Ended
	Oct. 30, 2024 BRL (R$)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2022 BRL (R$)	Oct. 31, 2024 BRL (R$)	Oct. 31, 2024 COP ($)	Aug. 02, 2024 BRL (R$)	Jun. 30, 2021 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		R$ 1,225,570	R$ 965,475	R$ 710,552				R$ 242,404
Proceeds from borrowings		R$ 2,565,490	R$ 1,449,445	615,984
FIAGRO
Disclosure of non-adjusting events after reporting period [line items]
Assets recognised in entity's financial statements in relation to structured entities				R$ 160,000
Proportion of ownership interests held by non-controlling interests (in percent)		95.00%
FIAGRO | Obligations to FIAGRO quota holders
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests held by non-controlling interests (in percent)				80.00%
Borrowings maturity, term (in years)		3 years		3 years
CDI rate | Bottom of range | FIAGRO
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis (in percent)				3.50%
CDI rate | Bottom of range | FIAGRO | Obligations to FIAGRO quota holders
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis (in percent)		2.45%
CDI rate | Top of range | FIAGRO
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis (in percent)				100.00%
CDI rate | Top of range | FIAGRO | Obligations to FIAGRO quota holders
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis (in percent)		8.00%
Additional Financing Agreements | CDI rate
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					R$ 283,000
Additional Financing Agreements | CDI rate | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis (in percent)					2.35%	2.35%
Additional Financing Agreements | CDI rate | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis (in percent)					23.14%	23.14%
Additional Financing Agreements | IBR Rate
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $						$ 131,115
Additional Financing Agreements | IBR Rate | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis (in percent)					1.00%	1.00%
Additional Financing Agreements | IBR Rate | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis (in percent)					2.53%	2.53%
Agreement To Transfer Receivables | Lavoro Agro Fundo de Investimento nas Cadeias Produtivas Agroindustriais
Disclosure of non-adjusting events after reporting period [line items]
Agreement to transfer receivables							R$ 310,000
Announcement Of Borrowings | Patria Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 35,000
Proceeds from borrowings	R$ 16,000